Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,091,783.10

Principal:
Principal Collections	$22,264,339.13
Prepayments in Full	$14,130,763.47
Liquidation Proceeds	$242,280.56
Recoveries	$700.54
Sub Total	$36,638,083.70
Collections	$38,729,866.80

Purchase Amounts:
Purchase Amounts Related to Principal	$43,301.57
Purchase Amounts Related to Interest	$103.92
Sub Total	$43,405.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,773,272.29

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,773,272.29
Servicing Fee	$902,080.91	$902,080.91	$0.00	$0.00	$37,871,191.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,871,191.38
Interest - Class A-2 Notes	$44,897.36	$44,897.36	$0.00	$0.00	$37,826,294.02
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$37,712,529.02
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$37,657,404.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,657,404.02
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$37,634,379.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,634,379.85
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$37,616,175.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,616,175.18
Regular Principal Payment	$38,770,640.51	$37,616,175.18	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$38,773,272.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,616,175.18
Total					$37,616,175.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,616,175.18	$82.66	$44,897.36	$0.10	$37,661,072.54	$82.76
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$37,616,175.18	$28.59	$255,016.20	$0.19	$37,871,191.38	$28.78

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$316,922,572.47	0.6964413	$279,306,397.29	0.6137793
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$972,772,572.47	0.7392563	$935,156,397.29	0.7106700

Pool Information
Weighted Average APR	2.442%	2.431%
Weighted Average Remaining Term	52.90	52.04
Number of Receivables Outstanding	36,382	35,572
Pool Balance	$1,082,497,091.38	$1,045,720,446.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,006,756,819.08	$972,715,685.09
Pool Factor	0.7647459	0.7387645

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$73,004,761.52
Targeted Overcollateralization Amount	$111,718,514.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,564,049.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$95,960.04
(Recoveries)		6	$700.54
Net Loss for Current Collection Period			$95,259.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1056%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0599%
Second Prior Collection Period			0.0520%
Prior Collection Period			0.1525%
Current Collection Period			0.1074%
Four Month Average (Current and Prior Three Collection Periods)			0.0929%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		482	$477,525.25
(Cumulative Recoveries)			$1,129.21
Cumulative Net Loss for All Collection Periods			$476,396.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0337%

Average Realized Loss for Receivables that have experienced a Realized Loss			$990.72
Average Net Loss for Receivables that have experienced a Realized Loss			$988.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	181	$5,314,927.17
61-90 Days Delinquent	0.06%	19	$629,265.00
91-120 Days Delinquent	0.01%	2	$71,004.46
Over 120 Days Delinquent	0.00%	1	$4,451.20
Total Delinquent Receivables	0.58%	203	$6,019,647.83

Repossession Inventory:
Repossessed in the Current Collection Period		9	$247,346.64
Total Repossessed Inventory		18	$570,756.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0640%
Prior Collection Period			0.0632%
Current Collection Period			0.0618%
Three Month Average			0.0630%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0674%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	9

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	113	$3,837,399.18
2 Months Extended	129	$4,614,504.96
3+ Months Extended	15	$606,921.82

Total Receivables Extended	257	$9,058,825.96

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer